Recent accounting pronouncements and future accounting policy changes (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Onerous contracts provision	$ 300
Cumulative Effect, Period of Adoption, Adjustment | Onerous Contracts-Cost of Fulfilling Contract
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Onerous contracts provision	$ 1,200